Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 48,018	$ 49,919
Deposits	34,142	21,542
Other current assets	28,901	10,679
Capitalized contract costs	27,114	19,309
Foreign exchange contracts	1,484	1,824
Other current assets	$ 139,659	$ 103,273